Property, Plant and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 295,695	$ 268,058	$ 510,498	$ 785,893
Construction in progress	$ 2,967,622		$ 3,125,180